Net Charge On Debt Retirement (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended		3 Months Ended		1 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010 2013 Fixed Notes Extinguished [Member]	Sep. 30, 2010 2013 Floating Rate Notes Extinguished [Member]	Dec. 31, 2011 8.75% Senior Fixed Rate Notes Issued On October 2009 Extinguished [Member]	Dec. 31, 2011 8.75% Senior Fixed Rate Notes Issued On August 2010 Extinguished [Member]	Sep. 30, 2010 Floating Rate Notes 2011 Extinguished [Member]	Dec. 31, 2009 7.75% Senior Fixed Rate Notes [Member]	Dec. 31, 2009 7.75% Senior Fixed Rate Notes Extinguished [Member]	Dec. 31, 2011 8.875% Note [Member]	Sep. 16, 2011 8.75% Note [Member]	Dec. 31, 2011 8.875% Senior Fixed Rate Notes [Member]	Dec. 31, 2011 8.875% Senior Fixed Rate Notes [Member]	Dec. 31, 2011 Senior Floating Rate Notes [Member]	Dec. 31, 2009 7.75% Note [Member]
Extinguishment of Debt [Line Items]
Interest rate of notes issued, percentage										8.875%	8.75%				7.75%
Debt instrument maturity date							Nov. 15, 2011					Oct. 01, 2016	Dec. 01, 2013		Nov. 15, 2011
Aggregate principal amount			$ 15.5	$ 139.5	$ 152.9	$ 47.6	$ 300.0		$ 850.0			$ 449.5		$ 10.5
Net charge on debt retirement	47.0	3.0						24.4
Early redemption premium	33.4							16.4
Write-off of unamortized deferred financing costs and original issue discounts	10.2							6.7
Transaction costs	$ 3.4							$ 1.3